Tahoe Acquisition - Estimated Future Metal Prices (Details) - Weighted average [member]	Dec. 31, 2019 $ / Ounce	Feb. 22, 2019 $ / tonne $ / Ounce	Dec. 31, 2018 $ / Ounce
Gold, Ounces
Disclosure of detailed information about business combination [line items]
Commodity Prices	1,474		1,300
Silver, Ounces
Disclosure of detailed information about business combination [line items]
Commodity Prices	17.94		17.07
2019-2022 [member] | Gold, Ounces | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Commodity Prices		1,300
2019-2022 [member] | Silver, Ounces | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Commodity Prices		17.07
2019-2022 [member] | Zinc [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Commodity Prices | $ / tonne		2,599
2019-2022 [member] | Lead [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Commodity Prices | $ / tonne		2,171
2023 onward [member] | Gold, Ounces | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Commodity Prices		1,300
2023 onward [member] | Silver, Ounces | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Commodity Prices		18.50
2023 onward [member] | Zinc [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Commodity Prices | $ / tonne		2,600
2023 onward [member] | Lead [member] | Tahoe Resources, Inc [member]
Disclosure of detailed information about business combination [line items]
Commodity Prices | $ / tonne		2,200